Note 13 - Income (Loss) per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 5.    Earnings (Loss) Per Common Share

We are authorized to issue 500,000,000 shares of common stock, $0.25 par value per share, of which 342,638,214 shares were issued and outstanding at June 30, 2013.

The following table reconciles weighted average common shares used in the computations of basic and diluted earnings per share for the three- and six-month periods ended June 30, 2013 and 2012 (thousands, except per-share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Numerator
Net income (loss)	$(24,858)	$2,524	$(13,764)	$15,096
Preferred stock dividends	(138)	(138)	(276)	(276)
Net income (loss) applicable to common shares for basic and diluted earnings per share	$(24,996)	$2,386	$(14,040)	$14,820

Denominator
Basic weighted average common shares	303,566	285,312	294,317	285,303
Dilutive stock options and restricted stock	—	9,848	—	10,797
Diluted weighted average common shares	303,566	295,160	294,317	296,100
Basic earnings (loss) per common share
Net income (loss) applicable to common shares	$(0.08)	$0.01	$(0.05)	$0.05
Diluted earnings (loss) per common share
Net income (loss) applicable to common shares	$(0.08)	$0.01	$(0.05)	$0.05

Diluted income (loss) per share for the three- and six-month periods ended June 30, 2013 and 2012 excludes the potential effects of outstanding shares of our convertible preferred stock, as their conversion and exercise would have no effect on the calculation of dilutive shares.

For the three-month and six-month periods ended June 30, 2013, all outstanding options, restricted share units, and warrants were excluded from the computation of diluted earnings (loss) per share, as our reported net losses for those periods would cause their conversion and exercise to have no effect on the calculation of earnings (loss) per share.  For the three-month and six-month periods ended June 30, 2012, options to purchase 605,005 shares of our common stock were excluded from the computation of diluted earnings per share, as the exercise price of the options not included in the computations of diluted earnings per share exceeded the average price of our stock during those periods and therefore would not affect the calculation of earnings per share.

Note 13: Income per Common Share

We calculate basic earnings per share using, as the denominator, the weighted average number of common shares outstanding during the period. Diluted earnings per share uses, as its denominator, the weighted average number of common shares outstanding during the period plus the effect of potential dilutive common shares during the period using the treasury stock method for options, warrants, and restricted stock units, and if-converted method for convertible preferred shares.

Potential dilutive common shares include outstanding stock options, restricted stock awards, stock units, warrants and convertible preferred stock for periods in which we have reported net income. For periods in which we reported net losses, potential dilutive common shares are excluded, as their conversion and exercise would not reduce earnings per share. Under the if-converted method, preferred shares would not dilute earnings per share in any of the periods presented.

A total of 157,814 shares of preferred stock were outstanding at December 31, 2012.

The following table represents net income per common share – basic and diluted (in thousands, except earnings per share):

	Year ended December 31,
	2012	2011	2010
Numerator
Net income	$14,954	$151,164	$48,983
Preferred stock dividends	(552)	(552)	(13,633)
Net income applicable to common shares	$14,402	$150,612	$35,350

Denominator
Basic weighted average common shares	285,375	280,956	251,146
Dilutive stock options, restricted stock, and warrants	12,191	16,077	18,455
Diluted weighted average common shares	297,566	297,033	269,601

Basic earnings per common share	$0.05	$0.54	$0.14
Diluted earnings per common share	$0.05	$0.51	$0.13

For the years ended December 31, 2012, 2011 and 2010, we excluded options whose exercise prices exceeded the average prices of our stock during the periods, as their exercises would not have reduced earnings per share. The following options were excluded:

	Year ended December 31,
	2012	2011	2010
Stock options	570,005	552,388	596,388